Goodwill - Summary of Key Assumptions Used For the Annual Impairment Test of Goodwill (Details)	Dec. 31, 2025	Dec. 31, 2024
Goodwill
Pre-tax discount rate	19.00%	18.60%
Estimated growth rate	2.00%	2.00%